Michael W. Stockton Secretary American Balanced Fund 6455 Irvine Center Drive Irvine, California 92618 mws@capgroup.com

March 5, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Balanced Fund

File Nos. 811-00066 and 002-10758

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on February 28, 2018 of the Registrant’s Post-Effective Amendment No. 125 under the Securities Act of 1933 and Amendment No. 64 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton